Loan Receivables	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Loan Receivables

8 LOAN RECEIVABLES

	As of March 31,
	2022	2023
	RMB	RMB
Loan receivables - principal	54,211	35,633
- service fee	772	261
Allowance for doubtful accounts	(28,195)	(28,665)
Loan receivables, net	26,788	7,229

Allowance for doubtful accounts movement

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	(23,169)	(28,615)	(28,195)
Additions	(5,446)	—	(470)
Reversals	—	420	—
Balance at end of year	(28,615)	(28,195)	(28,665)